Segment disclosure (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Net sales for new and used systems	Net system sales for new and used systems were as follows:

Year ended December 31 (€, in millions)	2023	2024	2025
New systems	21,622.4	21,139.7	23,898.6
Used systems	316.2	629.0	575.7
Net system sales	21,938.6	21,768.7	24,474.3

Net sales and long-lived assets by geographic region	Total net sales and long-lived assets by geographic region
were as follows:

Year ended December 31 (€, in millions)	2023		2024		2025
	Total net sales	Long-lived assets	Total net sales	Long-lived assets	Total net sales	Long-lived assets
Japan	613.6	10.4	1,156.0	16.0	1,420.9	20.9
South Korea	6,949.2	148.1	6,408.8	241.6	8,159.6	348.7
Singapore	282.1	5.0	285.0	4.3	608.4	8.4
Taiwan	8,074.6	354.5	4,354.0	473.8	8,337.9	531.7
China	7,251.8	48.6	10,195.1	72.7	9,519.7	70.9
Rest of Asia	3.9	0.2	3.5	0.1	2.7	1.8
Netherlands	25.1	3,783.6	16.6	4,621.4	4.7	5,342.4
EMEA	1,206.8	314.5	1,322.1	443.1	524.3	529.6
United States	3,151.4	1,134.9	4,521.8	1,361.0	4,089.1	1,380.4
Total	27,558.5	5,799.8	28,262.9	7,234.0	32,667.3	8,234.8